Marketable securities and securities investments (Tables)	12 Months Ended
Mar. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities
Marketable securities and securities investments, primarily held in the Financial Services segment, include debt securities for which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale
securities and
held-to-maturity
securities are as follow
s
.

	Yen in millions
	March 31, 2019				March 31, 2020
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt securities:
Available-for-sale securities:
Japanese national government bonds	1,422,620	220,989	(20)	1,643,589	1,552,036	210,459	(566)	1,761,929
Japanese local government bonds	67,461	70	(34)	67,497	69,132	73	(33)	69,172
Japanese corporate bonds	202,433	17,178	(223)	219,388	202,164	19,112	(567)	220,709
Foreign government bonds	153,429	8,669	(603)	161,495	198,777	81,014	(14)	279,777
Foreign corporate bonds	360,299	944	(376)	360,867	361,422	507	(2,179)	359,750
Securitized products	190,111	1	—	190,112	205,223	0	—	205,223
Other	2,286	2,402	—	4,688	14,398	1,867	(12)	16,253

	2,398,639	250,253	(1,256)	2,647,636	2,603,152	313,032	(3,371)	2,912,813

Held-to-maturity securities:
Japanese national government bonds	6,042,635	2,016,786	—	8,059,421	6,204,505	2,098,885	(1,397)	8,301,993
Japanese local government bonds	3,518	388	—	3,906	2,504	331	—	2,835
Japanese corporate bonds	409,329	44,348	(5,845)	447,832	482,050	61,176	(4,754)	538,472
Foreign government bonds	386,392	18,609	(13,742)	391,259	723,937	302,297	—	1,026,234
Foreign corporate bonds	198	11	—	209	98	7	—	105
Securitized products	—	—	—	—	5,418	—	(421)	4,997

	6,842,072	2,080,142	(19,587)	8,902,627	7,418,512	2,462,696	(6,572)	9,874,636

Total	9,240,711	2,330,395	(20,843)	11,550,263	10,021,664	2,775,728	(9,943)	12,787,449

Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity
The following table presents the cost and fair value of debt securities classified as available-for-sale
securities and
held-to-maturity
securities by contractual maturity:

	Yen in millions
	March 31, 2020
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair value	Cost	Fair value
Due in one year or less	145,867	146,084	6,075	6,109
Due after one year through five years	432,281	435,443	199,509	217,983
Due after five years through ten years	561,098	637,363	246,072	283,086
Due after ten years	1,463,906	1,693,923	6,966,856	9,367,458

Total	2,603,152	2,912,813	7,418,512	9,874,636

Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time in Continuous Unrealized Loss Position
The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2019 and 2020.

	Yen in millions
	March 31, 2019
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Debt securities:
Available-for-sale securities:
Japanese national government bonds	—	—	4,063	(20)	4,063	(20)
Japanese local government bonds	27,404	(29)	4,872	(5)	32,276	(34)
Japanese corporate bonds	25,725	(21)	19,925	(202)	45,650	(223)
Foreign government bonds	—	—	15,878	(603)	15,878	(603)
Foreign corporate bonds	50,281	(117)	15,455	(259)	65,736	(376)
Securitized products	—	—	—	—	—	—
Other	—	—	—	—	—	—

	103,410	(167)	60,193	(1,089)	163,603	(1,256)

Held-to-maturity securities:
Japanese national government bonds	—	—	—	—	—	—
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	—	—	97,984	(5,845)	97,984	(5,845)
Foreign government bonds	—	—	151,229	(13,742)	151,229	(13,742)
Foreign corporate bonds	—	—	—	—	—	—

	—	—	249,213	(19,587)	249,213	(19,587)

Total	103,410	(167)	309,406	(20,676)	412,816	(20,843)

	Yen in millions
	March 31, 2020
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Debt securities:
Available-for-sale securities:
Japanese national government bonds	51,746	(539)	2,032	(27)	53,778	(566)
Japanese local government bonds	25,010	(10)	16,340	(23)	41,350	(33)
Japanese corporate bonds	62,118	(548)	10,694	(19)	72,812	(567)
Foreign government bonds	—	—	1,537	(14)	1,537	(14)
Foreign corporate bonds	86,220	(2,133)	18,896	(46)	105,116	(2,179)
Securitized products	—	—	—	—	—	—
Other	12,055	(12)	—	—	12,055	(12)

	237,149	(3,242)	49,499	(129)	286,648	(3,371)

Held-to-maturity securities:
Japanese national government bonds	134,320	(1,397)	—	—	134,320	(1,397)
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	98,172	(4,285)	3,727	(469)	101,899	(4,754)
Foreign government bonds	—	—	—	—	—	—
Foreign corporate bonds	—	—	—	—	—	—
Securitized products	5,418	(421)	—	—	5,418	(421)

	237,910	(6,103)	3,727	(469)	241,637	(6,572)

Total	475,059	(9,345)	53,226	(598)	528,285	(9,943)